UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22273

Nuveen Pennsylvania Municipal Value Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         1/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Pennsylvania Municipal Value Fund (NPN)
	January 31, 2014

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS 97.7% (100.0% of Total Investments)
	MUNICIPAL BONDS – 97.7% (100.0% of Total Investments)
	Consumer Staples – 3.6% (3.7% of Total Investments)
$ 650	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	No Opt. Call	Baa1	$ 688,695
	Series 2001, 6.500%, 5/15/33
	Education and Civic Organizations – 14.6% (14.9% of Total Investments)
400	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carnegie	No Opt. Call	AA–	475,280
	Mellon University, Series 2013, 5.000%, 3/01/21
675	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann College, Series 2008,	10/18 at 100.00	BBB	703,445
	6.000%, 10/01/30
500	Lehigh County General Purpose Authority, Pennsylvania, College Revenue Bonds, Muhlenberg	2/19 at 100.00	A+	519,005
	College Project, Series 2009, 5.250%, 2/01/39
500	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia	4/16 at 100.00	BBB	469,075
	University, Series 2006, 5.000%, 4/01/36 – RAAI Insured
35	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Holy Family University,	9/23 at 100.00	BBB–	35,174
	Series 2013A, 6.500%, 9/01/38
120	Pennsylvania Higher Educational Facilities Authority, Philadelphia University Refunding	6/23 at 100.00	BBB	122,369
	Revenue Bonds, Refunding Series 2013, 5.000%, 6/01/32
20	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson	9/22 at 100.00	A+	20,483
	University, Series 2012, 5.000%, 3/01/42
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of the
	Sciences in Philadelphia, Series 2012:
35	4.000%, 11/01/39	11/22 at 100.00	A3	31,716
60	5.000%, 11/01/42	11/22 at 100.00	A3	61,469
75	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Widener University,	No Opt. Call	A–	77,057
	Series 2013A, 5.500%, 7/15/38
50	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, MaST Charter	8/20 at 100.00	BBB+	52,874
	School Project, Series 2010, 6.000%, 8/01/35
100	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Philadelphia	6/20 at 100.00	BB–	100,117
	Performing Arts Charter School, Series 2013, 6.750%, 6/15/43
100	Wilkes-Barre Finance Authority, Pennsylvania, Revenue Bonds, University of Scranton, Series	11/20 at 100.00	A	102,847
	2010, 5.000%, 11/01/40
2,670	Total Education and Civic Organizations			2,770,911
	Health Care – 23.2% (23.8% of Total Investments)
650	Allegheny County Hospital Development Authority, Pennsylvania, University of Pittsburgh Medical	8/19 at 100.00	Aa3	711,646
	Center Revenue Bonds, Series 2009A, 5.500%, 8/15/34
35	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health	6/22 at 100.00	A	35,282
	System Project, Series 2012A, 5.000%, 6/01/42
600	Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Geisinger	6/19 at 100.00	AA	622,962
	Health System, Series 2009A, 5.250%, 6/01/39
100	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 5.750%, 11/15/37	11/17 at 100.00	A	104,338
100	Lycoming County Authority, Pennsylvania, Health System Revenue Bonds, Susquehanna Health	7/19 at 100.00	A–	103,181
	System Project, Series 2009A, 5.750%, 7/01/39
500	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert	10/19 at 100.00	BBB+	546,410
	Einstein Healthcare, Series 2009A, 6.250%, 10/15/23
100	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital	7/22 at 100.00	BB+	85,520
	Revenue Bonds, Temple University Health System Obligated Group, Series 2012A, 5.625%, 7/01/42
1,200	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series	12/15 at 100.00	BBB–	1,204,294
	2005, 5.000%, 12/01/29 – RAAI Insured
720	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East,	5/19 at 100.00	Aa2	795,218
	Series 2009D, 6.250%, 11/15/34
100	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy	1/21 at 100.00	BBB+	108,566
	Spirit Hospital of the Sisters of Christian Charity Project, Series 2011, 6.250%, 1/01/31
100	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy	1/22 at 100.00	BBB+	104,517
	Spirit Hospital of the Sisters of Christian Charity, Series 2011B, 5.750%, 1/01/41
4,205	Total Health Care			4,421,934
	Housing/Multifamily – 4.7% (4.8% of Total Investments)
15	Chester County Industrial Development Authority, Pennsylvania, Student Housing Revenue Bonds,	8/23 at 100.00	Baa3	13,573
	University Student Housing, LLC Project at West Chester University Series 2013A, 5.000%, 8/01/45
50	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University	7/20 at 100.00	Baa3	49,860
	Foundation Student Housing Project, Series 2010, 6.000%, 7/01/43
800	Pittsburgh Urban Redevelopment Authority, Pennsylvania, Multifamily Housing Revenue Bonds,	10/19 at 100.00	Aa1	823,303
	Eva P. Mitchell Residence Project, Series 2009, 5.100%, 10/20/44
865	Total Housing/Multifamily			886,736
	Housing/Single Family – 0.9% (0.9% of Total Investments)
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2012-114:
55	3.300%, 10/01/32	No Opt. Call	AA+	47,192
25	3.650%, 10/01/37	No Opt. Call	AA+	21,854
40	3.700%, 10/01/42	No Opt. Call	AA+	34,394
25	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Tender Option Bonds	10/22 at 100.00	AA+	17,733
	Trust 3950, 10.876%, 4/01/33 (IF) (4)
50	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Tender Option Bonds	10/22 at 100.00	AA+	43,290
	Trust 4296, 14.838%, 4/01/29 (Alternative Minimum Tax) (IF) (4)
195	Total Housing/Single Family			164,463
	Long-Term Care – 4.5% (4.5% of Total Investments)
55	Lancaster Industrial Development Authority, Pennsylvania, Revenue Bonds, Garden Spot Village	5/23 at 100.00	BBB	56,583
	Project, Series 2013, 5.750%, 5/01/35
750	Montgomery County Industrial Development Authority, Pennsylvania, Retirement Communities	11/19 at 100.00	A–	804,329
	Revenue Bonds, ACTS Retirement – Life Communities, Inc. Obligated Group, Series 2009A-1.
	$16,990,000 Gainesville and Hall County Development Authority (Georgia), 6.250%, 11/15/29
805	Total Long-Term Care			860,912
	Tax Obligation/General – 8.9% (9.2% of Total Investments)
220	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2013C-72, 5.250%, 12/01/32	12/23 at 100.00	AA–	234,694
700	Bethel Park School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series	8/19 at 100.00	Aa2	778,029
	2009, 5.100%, 8/01/33
150	Deer Lakes School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series	No Opt. Call	A1	152,532
	2011A, 3.000%, 10/01/14 – AGM Insured
390	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2012B, 5.000%, 9/01/26	9/22 at 100.00	A+	432,884
70	Radnor Township School District, Delaware County, Pennsylvania, General Obligation Bonds,	2/18 at 100.00	Aa2	57,777
	Series 2012, 3.000%, 2/15/34
25	Scranton, Pennsylvania, General Obligation Bonds, Series 2012A, 8.500%, 9/01/22	No Opt. Call	N/R	24,105
25	Scranton, Pennsylvania, General Obligation Bonds, Series 2012C, 7.250%, 9/01/22	No Opt. Call	N/R	22,872
1,580	Total Tax Obligation/General			1,702,893
	Tax Obligation/Limited – 11.0% (11.3% of Total Investments)
25	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue	5/22 at 100.00	Baa2	23,880
	Bonds, Series 2012A, 5.000%, 5/01/35
240	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.250%, 1/01/36	1/22 at 100.00	A	248,873
550	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.750%, 12/01/34	12/19 at 100.00	BBB+	579,271
750	Philadelphia Municipal Authority, Pennsylvania, Lease Revenue Bonds, Series 2009, 6.500%, 4/01/34	4/19 at 100.00	A+	824,114
865	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	AA–	56,095
	8/01/54 – AMBAC Insured
350	Southeastern Pennsylvania Transportation Authority, Capital Grant Receipts Bonds, Federal Transit	No Opt. Call	A+	361,526
	Administration Section 5309 Fixed Guideway Modernization Formula Funds, Series 2011,
	3.000%, 6/01/15
2,780	Total Tax Obligation/Limited			2,093,759
	Transportation – 5.8% (5.9% of Total Investments)
240	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E,	1/20 at 100.00	A	249,384
	5.000%, 1/01/40
140	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol	1/24 at 100.00	AA–	141,666
	Region Parking System, Series 2013A, 5.250%, 1/01/44 – AGM Insured
	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue
	Bonds, Series 2010A:
580	0.000%, 12/01/34	12/20 at 100.00	AA	549,272
100	5.000%, 12/01/38	12/19 at 100.00	AA	103,494
50	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Lien, Refunding Series	12/19 at 100.00	A–	51,203
	2010B-1, 5.000%, 12/01/37
1,110	Total Transportation			1,095,019
	U.S. Guaranteed – 7.3% (7.5% of Total Investments) (5)
5	Allegheny County Hospital Development Authority, Pennsylvania, Hospital Revenue Bonds,	No Opt. Call	AA+ (5)	5,328
	Allegheny Valley Hospital-Sublessee, Series 1982Q, 7.000%, 8/01/15 (ETM)
1,075	Harrisburg Parking Authority, Dauphin County, Pennsylvania, Guaranteed Parking Revenue Bonds,	11/16 at 100.00	N/R (5)	1,183,112
	Series 2007R, 4.250%, 5/15/21 (Pre-refunded 11/15/16) – SYNCORA GTY Insured
200	Hazleton Area School District, Luzerne County, Pennsylvania, General Obligation Bonds, Series	9/14 at 100.00	A1 (5)	205,758
	2004, 5.125%, 3/01/28 (Pre-refunded 9/01/14) – AGM Insured
1,280	Total US Guaranteed			1,394,198
	Water and Sewer – 13.2% (13.5% of Total Investments)
175	Bucks County Water and Sewer Authority, Pennsylvania, Revenue Bonds, Tender Option Bond Trust	No Opt. Call	AA	212,349
	4015, 13.498%, 12/01/19 – AGM Insured (IF) (4)
750	Chester County Industrial Development Authority, Pennsylvania, Water Facilities Revenue Bonds,	2/17 at 100.00	AA–	759,263
	Aqua Pennsylvania Inc. Project, Series 2007A, 5.000%, 2/01/40 – FGIC Insured (Alternative
	Minimum Tax)
200	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, City of Allentown	12/23 at 100.00	A	203,082
	Concession, Series 2013A, 5.125%, 12/01/47
	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2009A:
750	5.250%, 1/01/32	1/19 at 100.00	A1	798,848
500	5.250%, 1/01/36	1/19 at 100.00	A1	529,575
2,375	Total Water and Sewer			2,503,117
$ 18,515	Total Long-Term Investments (cost $17,027,826)			18,582,637
	Other Assets Less Liabilities - 2.3%			441,093
	Net Assets Applicable to Common Shares- 100%			$ 19,023,730

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$18,582,637	$ —	$18,582,637

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2014, the cost of investments was $16,891,181.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2014, were as follows:

Gross unrealized:
Appreciation	$1,786,962
Depreciation	(95,506)
Net unrealized appreciation (depreciation) of investments	$1,691,456

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Pennsylvania Municipal Value Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         April 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         April 1, 2014

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         April 1, 2014